Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets' Assets (Details 2) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	May 05, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Business Combinations (Textual)
Common stock shares purchased for total consideration, shares	666,667
Common stock shares purchased for total consideration, value	$ 3,340,000
Share price	$ 5.01
Annual salary to CEO	$ 220,000
Letter agreement, description	The Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as the Public Offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the "Funding End Date"), and that any salaries or other payments or amounts due under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the "Payment Obligation").
Payment obligation
Amortization expenses		$ 198,600		$ 309,600
Revenue of Wantickets		372,142	$ 225,000	648,385	$ 225,000	$ 225,000
Net income loss	$ 4,000,000			791,584
Payment obligation				117,473
Constituted loaned funds				153,631
Depreciation expense		$ 17,400		28,100
Trinad Capital [Member]
Business Combinations (Textual)
Common stock shares purchased for total consideration, shares	666,667
Common stock shares purchased for total consideration, value	$ 15,000
Annual salary to CEO	160,000
Revenue of Wantickets				$ 568,122
Net income loss	$ 3,000,000
Maximum [Member]
Business Combinations (Textual)
Fixed assets useful lives				5 years
Minimum [Member]
Business Combinations (Textual)
Fixed assets useful lives				3 years